Pipeline Business Acquisition - Pipeline Business Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Nov. 07, 2013
Goodwill	$ 0	$ 2,344
Pipeline
Fair value of consideration transferred (cash paid)		(10,023)
Acquisition related costs expensed		75
Property and equipment			$ 3,397
Prepaid tires and other prepaid assets			276
Customer relationships			4,004
Trade name			72
Non-compete agreement			62
Vacation liability assumed			(132)
Total identifiable net assets assumed			7,679
Goodwill		$ 2,344
Total Transportation Acquisition			$ 10,023